Short - term borrowings	12 Months Ended
Dec. 31, 2025
Short - term borrowings
Short - term borrowings

8. Short - term borrowings

As of December 31, 2024, the Group’s short-term borrowings were RMB328,500,000 which comprised of RMB113,500,000 from banks, with RMB5,000,000 secured, and RMB215,000,000 from other financial institutions. The secured were pledged by the Group’s certain accounts receivables.

As of December 31, 2025, the Group’s short-term borrowings were RMB409,530,006 which comprised of RMB208,500,000 (US$29,815,103) from banks, with RMB76,000,000 (US$10,867,855) secured, and RMB201,030,006 (US$28,746,909) from other financial institutions. The secured were pledged by the Group’s cash deposited with banks.

The weighted average interest rate for the outstanding short-term borrowings was approximately 4.08% and 3.34% per annum as of December 31, 2024 and 2025, respectively.

Interest expenses from short-term borrowings were RMB30,660,399, RMB22,886,523 and RMB18,853,444 (US$2,696,007) for the years ended December 31, 2023, 2024 and 2025, respectively.

As of December 31, 2025, the Group will be repaid short-term borrowings amounting to RMB409,530,006 and interests amounting to RMB2,952,306 in 2026. Interest payments are calculated using the interest rate as of December 31, 2025.